Fair Value Measurements - Additional Details (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($) count	Dec. 31, 2016 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Recorded Unconditional Purchase Obligation		$ 200
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ 7
Caesars Entertainment Operating Company [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Number of Instruments Held | count	8
Derivative, Notional Amount	$ 17
Common Stock Subject to Mandatory Redemption [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Recorded Unconditional Purchase Obligation		1,000
Convertible Debt [Member] | Caesars Entertainment Operating Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Face Amount		$ 1,100
Estimate of Fair Value Measurement [Member] | Call Option [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Price Earnings Ratio Multiple		167.00%
Fair Value Assumption, Expected EBITDAR Volatility		25.00%
Fair Value Inputs, Revenue Multiple		0.15
Fair Value Inputs, Cap Rate		1200.00%
Fair Value Inputs, Comparability Adjustments		0.00%
Fair Value Inputs, Long-term Revenue Growth Rate		2.40%
Fair Value Inputs, Long-term Pre-tax Operating Margin, Percent		23.20%
Estimate of Fair Value Measurement [Member] | Convertible Debt [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Face Amount		$ 1,100
Debt Instrument, Term		7 years
Fair Value Inputs, Discount Rate		5.00%
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Percent Equity Securities		13.714%
Debt Instrument, Interest Rate, Stated Percentage		4.50%
Fair Value Assumptions, Expected Volatility Rate		35.00%
Fair Value Assumptions, Risk Free Interest Rate		2.30%